CASH AND CASH EQUIVALENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Total	$ 1,142,004	$ 949,327	$ 753,497	$ 989,396
Argentina, Pesos
Disclosure of financial assets [line items]
Total	12,135	7,871
Brazil, Brazil Real
Disclosure of financial assets [line items]
Total	106,499	97,401
Chile, Pesos
Disclosure of financial assets [line items]
Total	81,845	30,758
Colombia, Pesos
Disclosure of financial assets [line items]
Total	7,264	4,336
Euro Member Countries, Euro
Disclosure of financial assets [line items]
Total	11,746	1,695
United States of America, Dollars
Disclosure of financial assets [line items]
Total	882,114	780,124
Other currency
Disclosure of financial assets [line items]
Total	$ 40,401	$ 27,142